UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number     811-09165
                                                ---------------------

                            Kelmoore Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-486-3717
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2005
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act.




================================================================================
                        The Kelmoore Strategy(R) Funds
================================================================================










                                   [PICTURE]






                                 ANNUAL REPORT
                           Kelmoore Strategy(R) Fund
                        Kelmoore Strategy(R) Eagle Fund
                       Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                               DECEMBER 31, 2005

Dear Shareholder:

It was a lackluster year for the U.S. equity markets. Persisting headwinds included rising interest rates, expanding commodity prices, continued record levels for oil and gasoline prices, and complete devastation of the port city of New Orleans by a category five hurricane. While earnings for many of the largest corporations in America continued to rise at a double-digit rate, equity prices generally stagnated throughout the year. The global economy appears to be quite strong and many of the world's markets faired far better in 2005 than our own. The U.S. real estate market also proved a formidable competitor for the flow of funds domestically. In the coming year, with the Federal Reserve less likely to continue their campaign of raising interest rates and the price to earnings multiple for the Standard & Poor's 500 Index at a multi-year low, it could well be a better year for U.S. equities and specifically large-cap stocks that have lagged behind many other asset classes for the first half of the decade. Over shorter periods of time, psychology drives the markets, but earnings and earnings quality eventually trump short-term sentiment.

THE KELMOORE STRATEGY(R) FUND (the "Strategy Fund") returned 4.09% for the ten-months ended December 31, 2005. The Standard & Poor's 100 Index (the "S&P 100") returned 0.99%, while the CBOE S&P 500 BuyWrite Index (the "BXM") returned 3.53% for the same period. The Strategy Fund was adversely affected by a continued historically low level of implied volatility and was helped by its holdings in large-cap oil and oil service names. As of December 31, 2005, the Strategy Fund had net assets of approximately $146 million.

THE KELMOORE STRATEGY(R) EAGLE FUND (the "Eagle Fund") returned 0.82% for the ten-months ended December 31, 2005. The NASDAQ Composite Index (the "NASDAQ") returned 8.18%, while the BXM returned 3.53% for the same period. As compared to its equity index benchmarks, the Eagle Fund was adversely affected by a continued historically low level of implied volatility and the lack of continual long exposure to Apple (AAPL) and Google (GOOG), which each returned greater than 100% for the period. As of December 31, 2005, the Eagle Fund had net assets of approximately $229 million.

THE KELMOORE STRATEGY(R) LIBERTY FUND (the "Liberty Fund") returned (0.91)% for the ten-months ended December 31, 2005. The S&P 100 returned 0.99%, while the BXM returned 3.53% for the same period. The Liberty Fund was adversely affected by a continued historically low level of implied volatility, exposure to pharmaceutical stocks and losses resulting from long index put positions. As of December 31, 2005, the Liberty Fund had net assets of approximately $57 million.


Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager


Performance quoted is for Class C. Returns for Class A were lower with the front-end sales charge taken into account and higher without deducting for the sales charge. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance shown here. Performance current to the most recent month-end is available on line at www.kelmoore.com.
                                  ----------------

================================================================================

KELMOORE STRATEGY(R) FUND                                      DECEMBER 31, 2005
================================================================================

HOW DID KELMOORE STRATEGY(R) FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the fiscal period March 1, 2005 to December 31, 2005, the Kelmoore Strategy(R) Fund (the "Strategy Fund") returned 4.09% and (0.98)% for Class C and Class A shares, respectively, as compared with the S&P 100 return of 0.99% and the CBOE S&P 500 BuyWrite Index (the "BXM") return of 3.55% for the same period.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The Class C shares outperformed each of the Strategy Fund's equity index benchmarks, the S&P 100 and the BXM, for the one-year period, while the Class A shares had substantially the same performance as the S&P 100 return but underperformed the BXM return for the same period. The reduction of the initial sales charge imposed on Class A shares negatively impacted the performance of the Class A shares compared with that of the Class C shares.

Strategy Fund's performance overall was due in part to the fluctuations in the market values of the underlying equities. The Strategy Fund generally writes out-of-the-money options, however, the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, an option's strike price, interest rates, and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Strategy Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums. While the option premiums earned moderated the impact of the declining equities, the Strategy Fund's performance overall was negatively impacted by the declining equity values and lower option premiums.

================================================================================

KELMOORE STRATEGY(R) FUND                                      DECEMBER 31, 2005
================================================================================

         KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT -- CLASS A SHARES

           ----------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           Ten Months Ended 12/31/05*,**                      (0.98)%
           One Year Ended 12/31/05*                           (2.83)%
           Five Years Ended 12/31/05*                         (5.27)%
           Inception 10/25/99(1) through 12/31/05*            (5.37)%
           ----------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
                         The values and returns for the
            Kelmoore Strategy(R) Fund Class A include reinvestments
               and the maximum sales charge of 5.50% on purchases.

                                  [FLOW CHART]

--------------------------------------------------------------------------------
                               STRATEGY CLASS A
--------------------------------------------------------------------------------
                      Class A         Standard & Poor's 100        BXM
--------------------------------------------------------------------------------
Inception*             9,450                 10,000               10,000
2/29/2000              9,879                 10,339               10,219
2/28/2001              8,491                  9,063               10,920
2/28/2002              7,191                  8,063               10,040
2/28/2003              5,659                  6,208                9,232
2/29/2004              7,226                  8,270               11,285
2/28/2005              6,781                  8,579               12,091
12/31/2005             7,107                  8,664               12,518
--------------------------------------------------------------------------------
             Past performance is not indicative of future results.
--------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge. During the periods certain fees and expenses were waived. Without such waivers, total returns would have been lower.

**   Not annualized.

     The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

     The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

     Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

================================================================================

KELMOORE STRATEGY(R) FUND                                      DECEMBER 31, 2005
================================================================================

         KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT -- CLASS C SHARES

           ----------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           Ten Months Ended 12/31/05*,**                       4.09%
           One Year Ended 12/31/05*                            2.33%
           Five Years Ended 12/31/05*                         (4.92)%
           Inception 5/3/99(1) through 12/31/05*              (4.68)%
           ----------------------------------------------------------

             GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.

                                  [FLOW CHART]

--------------------------------------------------------------------------------
                                STRATEGY CLASS C
--------------------------------------------------------------------------------
                      Class C         Standard & Poor's 100        BXM
--------------------------------------------------------------------------------
Inception*            10,000                 10,000               10,000
2/29/2000             10,554                 11,035               10,655
2/28/2001              9,012                  9,673               11,386
2/28/2002              7,570                  8,606               10,469
2/28/2003              5,902                  6,626                9,626
2/29/2004              7,488                  8,242               11,591
2/28/2005              6,977                  8,550               12,419
12/31/2005             7,262                  8,635               12,857
--------------------------------------------------------------------------------
             Past performance is not indicative of future results.
--------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. During the periods certain fees and expenses were waived. Without such waivers, total returns would have been lower.

**   Not annualized.

     The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

     The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

     Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND                                DECEMBER 31, 2005
================================================================================

HOW DID KELMOORE STRATEGY(R) EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the fiscal period March 1, 2005 to December 31, 2005, the Kelmoore Strategy(R) Eagle Fund (the "Eagle Fund") returned 0.82% and (3.93)% for Class C and Class A shares, respectively, as compared with the NASDAQ Composite Index return of 8.18% and the CBOE S&P 500 BuyWrite Index (the "BXM") return of 3.55% for the same period.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
Each of the Class C shares and Class A shares underperformed the Eagle Fund's equity index benchmarks, the NASDAQ Composite Index and the BXM, for the one-year period. The Fund was negatively impacted, as compared with the NASDAQ Composite, by not holding long some of the better performing equities in the NASDAQ Composite Index. Notably, Apple and Google returned 60.25% and 120.68%, respectively, for the period. The Eagle Fund's strategy of writing call options on substantially all of its equity portfolio, while generating options premiums for the Eagle Fund, limits the ability of the Eagle Fund to participate in appreciation of its equity securities.

The Eagle Fund generally writes out-of-the-money options, however, the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, the option's strike price, interest rates, and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Eagle Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums. While the option premiums earned moderated the impact of the declining equities, the Eagle Fund's performance overall was negatively impacted by the declining equity values and lower option premiums.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND                                DECEMBER 31, 2005
================================================================================

               KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT

     --------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
                                                   Class A        Class C
                                                   -------        -------
     Ten Months Ended 12/31/05*,**                  (3.93)%        0.82%
     One Year Ended 12/31/05*                       (8.31)%       (3.69)%
     Five Years Ended 12/31/05*                     (9.49)%       (9.15)%
     Inception 6/29/00(1) through 12/31/05*        (16.75)%      (16.51)%
     --------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
                         The values and returns for the
             Kelmoore Strategy(R) Eagle Fund include reinvestments
      and the maximum sales charge of 5.50% on purchases of Class A shares.

                                  [FLOW CHART]

--------------------------------------------------------------------------------
                          STRATEGY EAGLE CLASS A AND C
--------------------------------------------------------------------------------
                      Class A     NASDAQ Composite     BXM           Class C
--------------------------------------------------------------------------------
Inception*             9,450          10,000          10,000         10,000
2/28/2001              4,250           5,433           9,916          4,474
2/28/2002              3,464           4,387           9,117          3,612
2/28/2003              2,560           3,405           8,384          2,669
2/29/2004              3,645           5,239          10,216          3,747
2/28/2005              3,583           5,325          10,945          3,667
12/31/2005             3,643           5,760          11,332          3,670
--------------------------------------------------------------------------------
             Past performance is not indicative of future results.
--------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge for Class A shares. During the periods certain fees and expenses were waived. Without such waivers, total returns would have been lower.

**   Not annualized.

     The NASDAQ is an unmanaged index comprised of the NASDAQ National Market and the NASDAQ Small Cap Market. The BXM is a passive total return index based on selling the near term S&P 500 stock index call options against the S&P 500 index portfolio each month.

     The NASDAQ and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

     Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND                              DECEMBER 31, 2005
================================================================================

HOW DID KELMOORE STRATEGY(R) LIBERTY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the fiscal period March 1, 2005 to December 31, 2005, the Kelmoore Strategy(R) Liberty Fund (the "Liberty Fund") returned (0.91)% and (0.28)% for Class C and Class A shares, respectively, as compared with the S&P 100 return of 0.99% and the CBOE S&P 500 BuyWrite Index (the "BXM") return of 3.55% for the same period.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
Each of the Class C shares and Class A shares underperformed the Liberty Fund's equity index benchmarks, the S&P 100 and the BXM, for the one-year period. The generally lower levels of implied volatility with respect to the Liberty Fund's equities and losses from long index puts negatively impacted the performance of the Liberty Fund overall.

The Liberty Fund generally writes out-of-the-money options, however, the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, the option's strike price, interest rates, and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Liberty Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND                              DECEMBER 31, 2005
================================================================================

              KELMOORE STRATEGY(R) LIBERTY FUND PERFORMANCE REPORT

     --------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
                                                 Class A         Class C
                                                 -------         -------
     Ten Months Ended 12/31/05*,**               (0.28)%         (0.91)%
     One Year Ended 12/31/05*                    (6.98)%         (2.30)%
     Five Years Ended 12/31/05*                  (4.42)%         (4.02)%
     Inception 12/26/00(1) through 12/31/05*     (4.40)%         (4.01)%
     --------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
                         The values and returns for the
            Kelmoore Strategy(R) Liberty Fund include reinvestments
      and the maximum sales charge of 5.50% on purchases of Class A shares.

                                  [FLOW CHART]

--------------------------------------------------------------------------------
                         STRATEGY LIBERTY CLASS A AND C
--------------------------------------------------------------------------------
                      Class A     Standard & Poor's      BXM         Class C
--------------------------------------------------------------------------------
Inception*             9,450         10,000             10,000       10,000
2/28/2001              8,497          9,352              9,766        8,979
2/28/2002              8,123          8,321              8,980        8,531
2/28/2003              6,365          6,406              8,257        6,645
2/29/2004              7,968          8,220             10,069        8,254
2/28/2005              8,001          8,527             10,788        8,222
12/31/2005             7,979          8,611             11,169        8,147
--------------------------------------------------------------------------------
             Past performance is not indicative of future results.
--------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge for Class A shares. During the periods certain fees and expenses were waived. Without such waivers, total returns would have been lower.

**   Not annualized.

     The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

     The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

     Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                        DECEMBER 31, 2005
================================================================================

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs paid by shareholders, which include sales charges (loads) on purchase payments (applicable to Class A shares only); and (2) ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. Transaction costs paid by the funds, including brokerage commissions on equity and options transactions paid by the funds to Kelmoore Investment Company, Inc. and other brokers, are treated as costs of acquiring or disposing of assets and thus are not reflected in the expense examples below or the funds' expense ratios.

This table illustrates your fund's costs in two ways:

ACTUAL FUND EXPENSES: This section provides information about actual account values and actual expenses and helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL EXPENSES/5% RETURN (FOR COMPARISON PURPOSES): This section is intended to help you compare your fund's costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses assuming that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. Therefore, the hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                        DECEMBER 31, 2005
================================================================================

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs paid by shareholders such as sales charges (loads). Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher for Class A shares.

                                       BEGINNING           ENDING                     EXPENSES PAID
                                     ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE      DURING PERIOD
                                        07/01/05          12/31/05       RATIO(1)   7/1/05-12/31/05(2)
                                    ---------------   ---------------   ---------   ------------------
KELMOORE STRATEGY(R) FUND
---------------------------------
ACTUAL FUND EXPENSES
Class C .........................     $ 1,000.00        $ 1,053.50         2.75%         $ 14.23
Class A .........................     $ 1,000.00        $   999.50         2.00%         $ 10.08

HYPOTHETICAL EXPENSES/5% RETURN
Class C .........................     $ 1,000.00        $ 1,011.34         2.75%         $ 13.94
Class A .........................     $ 1,000.00        $ 1,015.12         2.00%         $ 10.16

KELMOORE STRATEGY(R) EAGLE FUND
----------------------------------
ACTUAL FUND EXPENSES
Class C .........................     $ 1,000.00        $ 1,048.10         2.85%         $ 14.73
Class A .........................     $ 1,000.00        $ 1,000.48         2.10%         $ 10.60
HYPOTHETICAL EXPENSES/5% RETURN
Class C .........................     $ 1,000.00        $ 1,010.82         2.85%         $ 14.46
Class A .........................     $ 1,000.00        $ 1,014.61         2.10%         $ 10.67

KELMOORE STRATEGY(R) LIBERTY FUND
----------------------------------
ACTUAL FUND EXPENSES
Class C .........................     $ 1,000.00        $ 1,010.90         3.00%         $ 15.20
Class A .........................     $ 1,000.00        $ 1,044.70         2.25%         $ 11.60
HYPOTHETICAL EXPENSES/5% RETURN
Class C .........................     $ 1,000.00        $ 1,010.08         3.00%         $ 15.20
Class A .........................     $ 1,000.00        $ 1,013.86         2.25%         $ 11.42

------------------
(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

================================================================================
KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2005
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
---------------------------------------------------------------------
1. TECHNOLOGY .......................................................      29.5%
2. FINANCIAL SERVICES ...............................................      25.2
3. RESOURCES ........................................................      20.5
4. CONSUMER GOODS ...................................................      12.4
5. MANUFACTURING ....................................................      12.4
                                                                          -----
                                                                          100.0%
                                                                          =====

                                                                      Value
Shares                                                               (Note 1)
-------                                                           -------------
COMMON STOCKS -- 98.8%
           CONSUMER GOODS -- 12.3%
 50,000    Altria Group, Inc. ...............................     $   3,736,000
100,000    Disney Co. (Walt) ................................         2,397,000
 50,000    Home Depot, Inc. .................................         2,024,000
 50,000    Johnson & Johnson ................................         3,005,000
100,000    McDonald's Corp. .................................         3,372,000
 50,000    Merck & Co., Inc. ................................         1,590,500
100,000    Time Warner, Inc. ................................         1,744,000
                                                                  -------------
                                                                     17,868,500
                                                                  -------------
           FINANCIAL SERVICES -- 24.9%
100,000    American Express Co. .............................         5,146,000
100,000    American International Group, Inc. ...............         6,823,000
100,000    Bank of America Corp. ............................         4,615,000
400,000    Cedant Corp. .....................................         6,900,000
100,000    Citigroup, Inc. ..................................         4,853,000
200,000    JPMorgan Chase & Co. .............................         7,938,000
                                                                  -------------
                                                                     36,275,000
                                                                  -------------
           MANUFACTURING -- 12.3%
 50,000    Caterpillar, Inc. ................................         2,888,500
100,000    General Electric Co. .............................         3,505,000
250,000    General Motors Corp. .............................         4,855,000
100,000    Honeywell International, Inc. ....................         3,725,000
100,000    Tyco International, Ltd. .........................         2,886,000
                                                                  -------------
                                                                     17,859,500
                                                                  -------------

                                                                      Value
Shares                                                               (Note 1)
-------                                                           -------------
           RESOURCES -- 20.2%
 50,000    Alcoa, Inc. ......................................     $   1,478,500
125,000    Chevron Corp. ....................................         7,096,250
125,000    ConocoPhillips ...................................         7,272,500
 50,000    du Pont (E.I.) de Nemours & Co. ..................         2,125,000
150,000    Exxon Mobil Corp. ................................         8,425,500
 50,000    Halliburton Co ...................................         3,098,000
                                                                  -------------
                                                                     29,495,750
                                                                  -------------
           TECHNOLOGY -- 29.1%
600,000    Applied Materials, Inc.+ .........................        10,764,000
407,300    Cisco Systems, Inc.+ .............................         6,972,976
250,000    Intel Corp. ......................................         6,240,000
250,000    Microsoft Corp. ..................................         6,537,500
500,000    Oracle Corp.+ ....................................         6,105,000
 50,000    United Technologies Corp. ........................         2,795,500
100,000    Verizon Communications, Inc. .....................         3,012,000
                                                                  -------------
                                                                     42,426,976
                                                                  -------------
           TOTAL COMMON STOCKS
            (Cost $153,521,851) .............................       143,925,726
                                                                  -------------
WARRANTS -- 0.0%#
 (Cost $0)
           TECHNOLOGY -- 0.0%#
 36,415    Lucent Technologies, Inc.+ .......................            20,574
                                                                  -------------


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2005
================================================================================

Number of
Contract Shares                           Expiration  Strike          Value
Subject to Put/Call                          Date      Price         (Note 1)
-------------------                       ----------  -------     -------------
PUT OPTIONS PURCHASED -- 0.0%#
 (Cost $42,795)
           CONSUMER GOODS -- 0.0%#
 50,000    Merck & Co., Inc. ..........    04/27/06   $  30.0     $      50,000
                                                                  -------------
           TOTAL INVESTMENTS -- 98.8%
            (Cost $153,564,646) .............................       143,996,300
                                                                  -------------
CALL OPTIONS WRITTEN -- (0.0)%#++
           CONSUMER GOODS -- (0.0)%#
100,000    McDonald's Corp. ...........    01/26/06      37.5            (5,000)
                                                                  -------------
           FINANCIAL SERVICES -- (0.0)%#
100,000    Citigroup, Inc. ............    01/26/06      50.0           (25,000)
                                                                  -------------
           MANUFACTURING -- (0.0)%#
 50,000    Caterpillar, Inc. ..........    01/26/06      60.0           (20,000)
250,000    General Motors
           Corp. ......................    01/26/06      30.0           (12,500)
                                                                  -------------
                                                                        (32,500)
                                                                  -------------


Number of
Contract Shares                           Expiration  Strike          Value
Subject to Call                              Date      Price         (Note 1)
---------------                           ----------  -------     -------------
           RESOURCES -- (0.0)%#
125,000    Chevron Corp. ..............    01/26/06   $  65.0     $      (6,250)
125,000    ConocoPhillips .............    01/26/06      70.0            (6,250)
150,000    Exxon Mobil Corp. ..........    01/26/06      60.0           (15,000)
 50,000    Halliburton Co. ............    01/26/06      70.0            (5,000)
                                                                  -------------
                                                                        (32,500)
                                                                  -------------
           TOTAL CALL OPTIONS WRITTEN
            (Premiums received $1,299,983) ..................           (95,000)
                                                                  -------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 1.2% .........................................         1,792,259
                                                                  -------------
NET ASSETS -- 100.0% ........................................     $ 145,693,559
                                                                  =============

---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2005
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
---------------------------------------------------------------------
1. TECHNOLOGY .......................................................      74.4%
2. MANUFACTURING ....................................................      13.8
3. CONSUMER GOODS ...................................................       8.7
4. TELECOMMUNICATIONS ...............................................       3.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                          -------------
COMMON STOCKS -- 100.4%
           CONSUMER GOODS -- 8.7%
  100,000  Amgen, Inc.+ .....................................     $   7,886,000
  100,000  Best Buy Co., Inc. ...............................         4,348,000
  100,000  Under Armour, Inc., Class A+ .....................         3,831,000
  147,700  XM Satellite Radio Holdings, Inc.,
           Class A+ .........................................         4,029,256
                                                                  -------------
                                                                     20,094,256
                                                                  -------------
           MANUFACTURING -- 14.0%
  200,000  Creative Technology, Ltd. ........................         1,684,000
  200,000  Electronic Arts, Inc.+ ...........................        10,462,000
  250,000  KLA--Tencor Corp. ................................        12,332,500
  300,000  Xilinx, Inc. .....................................         7,563,000
                                                                  -------------
                                                                     32,041,500
                                                                  -------------
           TECHNOLOGY -- 74.6%
  150,000  Altera Corp.+ ....................................         2,779,500
1,000,000  Applied Materials, Inc.+ .........................        17,940,000
1,000,000  Cisco Systems, Inc.+ .............................        17,120,000
  750,000  EMC Corp.+ .......................................        10,215,000
  100,000  eBay, Inc.+ ......................................         4,325,000
  600,000  Juniper Networks, Inc.+ ..........................        13,380,000
  200,000  Linear Technology Corp. ..........................         7,214,000
  500,000  Lucent Technologies, Inc.+ .......................         1,330,000
  300,000  Marvell Technology Group, Ltd.+ ..................        16,827,000
  200,000  Microsoft Corp. ..................................         5,230,000
1,250,000  Oracle Corp.+ ....................................        15,262,500
  250,000  Research In Motion, Ltd.+ ........................        16,502,500
  950,000  Sun Microsystems, Inc.+ ..........................         3,980,500
  700,000  Symantec Corp.+ ..................................        12,250,000
  360,000  Texas Instruments, Inc. ..........................        11,545,200


                                                                      Value
  Shares                                                             (Note 1)
  ------                                                          -------------
1,500,000  TIBCO Software, Inc.+ ............................     $  11,205,000
  100,000  Yahoo!, Inc.+ ....................................         3,918,000
                                                                  -------------
                                                                    171,024,200
                                                                  -------------
           TELECOMMUNICATIONS -- 3.1%
  150,000  Broadcom Corp., Class A+ .........................         7,072,500
                                                                  -------------
           TOTAL INVESTMENTS -- 100.4%
            (Cost $249,395,292) .............................       230,232,456
                                                                  -------------
Number of
Contract Shares                           Expiration  Strike
Subject to Call                              Date     Price
---------------                           ----------  -------
CALL OPTIONS WRITTEN -- (0.1)%++
 (Premiums received $980,659)
           MANUFACTURING -- (0.1)%
250,000    KLA-Tencor Corp. ...........    01/26/06   $  50.0          (275,000)
300,000    Xilinx, Inc. ...............    01/26/06      27.5           (45,000)
                                                                  -------------
                                                                       (320,000)
                                                                  -------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- (0.3)% .......................................          (672,660)
                                                                  -------------
NET ASSETS -- 100.0% ........................................     $ 229,239,796
                                                                  =============

---------------------------------------
+ Non-income producing security.
++The written call options have common stocks pledged as collateral.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2005
================================================================================

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
-----------------------------------------------------------------------
1. CONSUMER GOODS .....................................................    34.9%
2. FINANCIAL SERVICES .................................................    27.2
3. TECHNOLOGY .........................................................    24.3
4. RESOURCES ..........................................................     7.7
5. MANUFACTURING ......................................................     5.9
                                                                          -----
                                                                          100.0%
                                                                          =====


                                                                      Value
Shares                                                               (Note 1)
-------                                                           -------------
COMMON STOCKS -- 91.0%
           CONSUMER GOODS -- 31.9%
 25,000    Abbott Laboratories ..............................     $     985,750
 25,000    Altria Group, Inc. ...............................         1,868,000
 10,000    Amgen, Inc.+ .....................................           788,600
 20,000    Anheuser-Busch Companies, Inc. ...................           859,200
 45,000    Coca-Cola Co. ....................................         1,813,950
  1,700    Dell, Inc.+ ......................................            50,983
 25,000    Disney Co. (Walt) ................................           599,250
 25,000    Home Depot, Inc. .................................         1,012,000
  3,000    Hospira, Inc.+ ...................................           128,340
 25,000    Johnson & Johnson ................................         1,502,500
  3,171    Medco Health Solutions, Inc.+ ....................           176,942
 25,000    PepsiCo, Inc. ....................................         1,477,000
 25,000    Procter & Gamble Co. .............................         1,447,000
100,000    Time Warner, Inc.+ ...............................         1,744,000
 20,000    United Parcel Service, Inc. Class B ..............         1,503,000
 45,000    Wal-Mart Stores, Inc. ............................         2,106,000
                                                                     ----------
                                                                     18,062,515
                                                                     ----------
           FINANCIAL SERVICES -- 24.8%
 50,000    American Express Co. .............................         2,573,000
 25,000    American International Group, Inc. ...............         1,705,750
 10,000    Ameriprise Financial, Inc. .......................           410,000
    100    Bank of America Corp. ............................             4,615
 25,000    Goldman Sachs Group, Inc. ........................         3,192,750
 55,000    JPMorgan Chase & Co. .............................         2,182,950
 25,000    Merrill Lynch & Co., Inc. ........................         1,693,250
 40,000    Morgan Stanley ...................................         2,269,600
    700    Wachovia Corp. ...................................            37,002
                                                                  -------------
                                                                     14,068,917
                                                                  -------------


                                                                      Value
Shares                                                               (Note 1)
-------                                                           -------------
           MANUFACTURING -- 5.1%
 20,000    General Electric Co. .............................     $     701,000
 75,000    Tyco International, Ltd. .........................         2,164,500
                                                                  -------------
                                                                      2,865,500
                                                                  -------------
           RESOURCES -- 7.0%
 25,000    Chevron Corp. ....................................         1,419,250
 20,000    ConocoPhillips ...................................         1,163,600
 25,000    Exxon Mobil Corp. ................................         1,404,250
                                                                  -------------
                                                                      3,987,100
                                                                  -------------
           TECHNOLOGY -- 22.2%
100,000    Cisco Systems, Inc.+ .............................         1,712,000
 25,000    International Business Machines Corp. ............         2,055,000
140,000    Intel Corp. ......................................         3,494,400
120,000    Microsoft Corp. ..................................         3,138,000
175,000    Oracle Corp.+ ....................................         2,136,750
  1,100    Texas Instruments, Inc. ..........................            35,277
                                                                  -------------
                                                                     12,571,427
                                                                  -------------
           TOTAL COMMON STOCKS
            (Cost $53,211,498) ..............................        51,555,459
                                                                  -------------


Number of
Contract Shares                           Expiration  Strike
Subject to Put                               Date      Price
--------------                            ----------  -------
PUT OPTIONS PURCHASED -- 0.4%
(Cost $149,346)
           MANUFACTURING -- 0.4%
 60,000    General Motors Corp. .......    01/26/06   $  22.5           204,000
                                                                  -------------
           TOTAL INVESTMENTS -- 91.4%
            (Cost $53,360,844) ..............................        51,759,459
                                                                  -------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 8.6% .........................................         4,871,000
                                                                  -------------
NET ASSETS -- 100.0% ........................................     $  56,630,459
                                                                  =============

---------------------------------------
+ Non-income producing security.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2005
================================================================================

                                                                          Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                      Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                                      ----------------   --------------------   --------------------
ASSETS:
 Investments at market value (Cost $153,564,646, $249,395,292
  and $53,360,844, respectively) (Note 1) ..........................  $   143,996,300       $  230,232,456         $  51,759,459
 Cash ..............................................................        1,461,479            1,025,676                    --
 Receivables:
   Investment securities sold ......................................        6,775,594            5,271,338            25,585,642
   Capital stock sold ..............................................          951,672              547,435               168,517
   Dividends and interest ..........................................          124,258               12,041                64,398
 Prepaid assets ....................................................           10,029               28,347                 8,180
                                                                      ---------------       --------------         -------------
   TOTAL ASSETS ....................................................      153,319,332          237,117,293            77,586,196
                                                                      ---------------       --------------         -------------
LIABILITIES:
 Payables:
   Cash overdraft ..................................................               --                   --             1,183,693
   Due to custodian ................................................           10,827               15,269                 3,002
   Investment securities purchased .................................        6,365,145            3,868,230            19,112,610
   Written options closed ..........................................               --                   --                 6,360
   Capital stock redeemed ..........................................          760,525            3,066,461               494,639
   Advisory fees ...................................................           95,094              181,954                29,866
   Distribution fees (Class C) .....................................           58,413               82,407                20,532
   Distribution fees (Class A) .....................................           16,885               30,688                 7,456
   Other accrued expenses ..........................................          223,884              312,488                97,579
 Option contracts written (Proceeds $1,299,983, $980,659 and $0,
  respectively) (Note 1) ...........................................           95,000              320,000                    --
                                                                      ---------------       --------------         -------------
   TOTAL LIABILITIES ...............................................        7,625,773            7,877,497            20,955,737
                                                                      ---------------       --------------         -------------
NET ASSETS .........................................................  $   145,693,559       $  229,239,796         $  56,630,459
                                                                      ===============       ==============         =============
CLASS C SHARES:
 Applicable to 2,205,108, 7,591,645 and 469,170 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ........................  $    66,808,851       $   92,341,143         $  23,249,552
                                                                      ===============       ==============         =============
 Net asset value, offering and redemption price per Class C share ..  $         30.30       $        12.16         $       49.55
                                                                      ===============       ==============         =============
CLASS A SHARES:
 Applicable to 2,424,253, 10,517,553 and 643,978 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ........................  $    78,884,708       $  136,898,653         $  33,380,907
                                                                      ===============       ==============         =============
 Net asset value and redemption price per Class A share ............  $         32.54       $        13.02         $       51.84
                                                                      ===============       ==============         =============
 Offering price per Class A share (Net asset value \d 0.945)* ......  $         34.43       $        13.77         $       54.85
                                                                      ===============       ==============         =============
NET ASSETS CONSIST OF:
 Paid-in capital ...................................................  $   310,789,743       $  251,147,234         $  63,864,420
 Accumulated net realized loss on securities and options ...........     (156,732,821)          (3,405,261)           (5,632,576)
 Net unrealized depreciation on securities and options .............       (8,363,363)         (18,502,177)           (1,601,385)
                                                                      ---------------       --------------         -------------
NET ASSETS .........................................................  $   145,693,559       $  229,239,796         $  56,630,459
                                                                      ===============       ==============         =============

------------------
*Offering price includes sales charge of 5.50%.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF OPERATIONS                TEN MONTH PERIOD ENDED DECEMBER 31, 2005
================================================================================

                                                                         Kelmoore        Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                     Strategy(R) Fund         Eagle Fund            Liberty Fund
                                                                     ----------------    --------------------   --------------------
INVESTMENT INCOME:
 Dividends (includes foreign taxes withheld of $0, $26,084,
  and $0, respectively) ............................................  $    2,522,102        $      943,817         $   1,093,544
 Interest ..........................................................          83,952               223,468                25,319
                                                                      --------------        --------------         -------------
   Total Income ....................................................       2,606,054             1,167,285             1,118,863
                                                                      --------------        --------------         -------------
EXPENSES:
 Investment advisory fees (Note 3) .................................       1,351,506             2,109,785               550,130
 Distribution fees Class C (Note 3) ................................         628,995               844,361               222,723
 Distribution fees Class A (Note 3) ................................         180,628               316,356                81,852
 Accounting fees ...................................................          65,116                74,329                51,798
 Administration fees ...............................................         127,945               171,594                77,051
 Custodian fees ....................................................          57,971                75,279                15,955
 Insurance fees ....................................................          53,147                57,833                15,755
 Printing fees .....................................................          57,559                98,471                28,932
 Professional fees .................................................         221,665               342,552                91,969
 Registration fees .................................................          33,507                68,810                23,522
 Transfer agent fees ...............................................         561,069               665,148               210,391
 Trustees' fees (Note 3) ...........................................          10,449                16,217                 4,211
                                                                      --------------        --------------         -------------
   Total Expenses ..................................................       3,349,557             4,840,735             1,374,289
   Fee Waivers (Note 3) ............................................        (174,798)                   --                    --
   Recoupment of Prior Year Fee Waivers (Note 3) ...................              --                21,317                30,545
                                                                      --------------        --------------         -------------
   Net Expenses ....................................................       3,174,759             4,862,052             1,404,834
                                                                      --------------        --------------         -------------
 Net investment loss ...............................................        (568,705)           (3,694,767)             (285,971)
                                                                      --------------        --------------         -------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
 Net realized gain/(loss) from:
   Security transactions ...........................................      20,652,839            (1,936,142)           (2,185,711)
   Options .........................................................      (2,960,497)           24,961,753              (149,572)
 Net change in unrealized appreciation/(depreciation) on:
   Security transactions ...........................................     (13,027,097)          (19,808,082)            1,881,661
   Options .........................................................       1,964,842             3,243,794               306,335
                                                                      --------------        --------------         -------------
    Net realized and unrealized gain/(loss) on investments .........       6,630,087             6,461,323              (147,287)
                                                                      --------------        --------------         -------------
 Net increase/(decrease) in net assets resulting from operations ...  $    6,061,382        $    2,766,556         $    (433,258)
                                                                      ==============        ==============         =============









                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                  Kelmoore Strategy(R) Fund
                                                                 -------------------------------------------------------------
                                                                  Ten Months Ended         Year Ended           Year Ended
                                                                 December 31, 2005     February 28, 2005     February 29, 2004
                                                                 -----------------     -----------------     -----------------
OPERATIONS:
 Net investment income/(loss) ...............................      $    (568,705)        $   1,726,755        $  (1,650,196)
 Net realized gain/(loss) on securities and options .........         17,692,342           (14,673,556)          33,828,678
 Net change in unrealized appreciation/(depreciation)
  on securities and options .................................        (11,062,255)           (2,554,010)          12,473,449
                                                                   -------------         -------------        -------------
 Net increase/(decrease) in net assets resulting
  from operations ...........................................          6,061,382           (15,500,811)          44,651,931
                                                                   -------------         -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class C ..................................................                 --              (407,971)                  --
   Class A ..................................................                 --            (1,316,534)                  --
 Realized capital gains:
   Class C ..................................................         (7,047,514)                   --          (11,166,026)
   Class A ..................................................         (7,593,807)                   --          (10,147,043)
 Tax return of capital:
   Class C ..................................................                 --           (12,938,013)                  --
   Class A ..................................................                 --           (12,310,604)                  --
                                                                   -------------         -------------        -------------
 Total distributions to shareholders ........................        (14,641,321)          (26,973,122)         (21,313,069)
                                                                   -------------         -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ..................................................         10,051,015            33,743,449           38,451,335
   Class A ..................................................         13,814,974            62,558,294           64,971,475
 Reinvestment of distributions:
   Class C ..................................................          3,846,364             8,350,687            7,587,955
   Class A ..................................................          3,771,587             7,010,161            5,842,240
 Cost of shares redeemed:
   Class C ..................................................        (32,628,554)          (45,284,719)         (28,322,735)
   Class A ..................................................        (36,599,696)          (63,280,667)         (33,976,370)
                                                                   -------------         -------------        -------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) .......................        (37,744,310)            3,097,205           54,553,900
                                                                   -------------         -------------        -------------
TOTAL INCREASE/(DECREASE)IN NET ASSETS ......................        (46,324,249)          (39,376,728)          77,892,762
                                                                   -------------         -------------        -------------
NET ASSETS:
 Beginning of period ........................................        192,017,808           231,394,536          153,501,774
                                                                   -------------         -------------        -------------
 End of period ..............................................      $ 145,693,559         $ 192,017,808        $ 231,394,536
                                                                   =============         =============        =============
 (a) Transactions in capital stock were:
     Shares sold:
       Class C ..............................................            330,239             9,475,090           10,159,498
       Class A ..............................................            418,290            17,017,405           16,582,188
     Shares issued through reinvestment of distributions:
       Class C ..............................................            125,716             2,270,878            2,033,578
       Class A ..............................................            114,219             1,802,411            1,502,874
     Shares redeemed:
       Class C ..............................................         (1,062,787)          (12,870,584)          (7,570,786)
       Class A ..............................................         (1,114,111)          (17,010,840)          (8,642,438)
     Shares reduced by 1-for-10 reverse stock split:
       Class C ..............................................                 --           (25,409,320)                  --
       Class A ..............................................                 --           (27,508,949)                  --
                                                                   -------------         -------------        -------------
 Increase/(decrease) in shares outstanding ..................         (1,188,434)          (52,233,909)          14,064,914
                                                                   =============         =============        =============

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
================================================================================

                                                                                 Kelmoore Strategy(R) Eagle Fund
                                                                   -------------------------------------------------------------
                                                                    Ten Months Ended         Year Ended           Year Ended
                                                                   December 31, 2005     February 28, 2005     February 29, 2004
                                                                   -----------------     -----------------     -----------------
OPERATIONS:
 Net investment loss ..........................................      $  (3,694,767)       $   (2,270,957)       $  (2,036,511)
 Net realized gain on securities and options ..................         23,025,611             1,367,092           25,059,219
 Net change in unrealized appreciation/(depreciation)
  on securities and options ...................................        (16,564,288)              923,298            6,776,444
                                                                     -------------        --------------        -------------
 Net increase in net assets resulting from operations .........          2,766,556                19,433           29,799,152
                                                                     -------------        --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class C ....................................................                 --                    --                   --
   Class A ....................................................                 --                    --                   --
 Realized capital gains:
   Class C ....................................................         (8,430,945)             (569,291)          (8,602,495)
   Class A ....................................................        (12,043,745)             (762,032)          (9,131,584)
 Tax return of capital:
   Class C ....................................................         (3,094,139)          (20,708,105)                  --
   Class A ....................................................         (4,420,030)          (27,719,132)                  --
                                                                     -------------        --------------        -------------
 Total distributions to shareholders ..........................        (27,988,859)          (49,758,560)         (17,734,079)
                                                                     -------------        --------------        -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ....................................................         26,138,716            64,446,891           46,321,032
   Class A ....................................................         51,958,681           140,322,393           71,456,366
 Reinvestment of distributions:
   Class C ....................................................          7,150,286            13,913,161            5,887,571
   Class A ....................................................          7,824,471            14,230,223            5,447,685
 Cost of shares redeemed:
   Class C ....................................................        (39,202,657)          (21,875,791)         (11,033,265)
   Class A ....................................................        (72,226,049)          (55,291,704)         (15,980,711)
                                                                     -------------        --------------        -------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) .........................        (18,356,552)          155,745,173          102,098,678
                                                                     -------------        --------------        -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .......................        (43,578,855)          106,006,046          114,163,751
                                                                     -------------        --------------        -------------
NET ASSETS:
 Beginning of period ..........................................        272,818,651           166,812,605           52,648,854
                                                                     -------------        --------------        -------------
 End of period ................................................      $ 229,239,796        $  272,818,651        $ 166,812,605
                                                                     =============        ==============        =============
 (a) Transactions in capital stock were:
     Shares sold:
       Class C ................................................          2,016,217            42,552,533           27,049,808
       Class A ................................................          3,872,779            88,893,493           40,558,079
     Shares issued through reinvestment of distributions:
       Class C ................................................            609,037             8,772,199            3,512,774
       Class A ................................................            577,431             8,623,692            3,150,450
     Shares redeemed:
       Class C ................................................         (3,107,322)          (14,559,769)          (6,604,463)
       Class A ................................................         (5,394,773)          (36,109,069)          (9,141,910)
     Shares reduced by 1-for-10 reverse stock split:
       Class C ................................................                 --           (71,359,493)                  --
       Class A ................................................                 --          (100,116,023)                  --
                                                                     -------------        --------------        -------------
 Increase/(decrease) in shares outstanding ....................         (1,426,631)          (73,302,437)          58,524,738
                                                                     =============        ==============        =============

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
================================================================================


                                                                              Kelmoore Strategy(R) Liberty Fund
                                                                 -------------------------------------------------------------
                                                                  Ten Months Ended         Year Ended           Year Ended
                                                                 December 31, 2005     February 28, 2005     February 29, 2004
                                                                 -----------------     -----------------     -----------------
OPERATIONS:
 Net investment loss ........................................      $    (285,971)        $    (110,686)        $   (406,372)
 Net realized gain/(loss) on securities and options .........         (2,335,283)            4,468,365            4,302,834
 Net change in unrealized appreciation/(depreciation)
  on securities and options .................................          2,187,996            (3,971,040)           2,817,368
                                                                   -------------         -------------         ------------
 Net increase/(decrease) in net assets resulting
  from operations ...........................................           (433,258)              386,639            6,713,830
                                                                   -------------         -------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class C ..................................................                 --                    --                   --
   Class A ..................................................                 --                    --                   --
 Realized capital gains:
   Class C ..................................................         (1,487,854)           (1,508,883)          (1,374,528)
   Class A ..................................................         (2,105,056)           (1,945,149)          (1,663,173)
 Tax return of capital:
   Class C ..................................................           (410,016)           (1,400,851)                  --
   Class A ..................................................           (580,101)           (1,805,882)                  --
                                                                   -------------         -------------         ------------
 Total distributions to shareholders ........................         (4,583,027)           (6,660,765)          (3,037,701)
                                                                   -------------         -------------         ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ..................................................          7,630,185            18,818,961           13,492,406
   Class A ..................................................         12,870,898            27,966,665           18,622,804
 Reinvestment of distributions:
   Class C ..................................................            804,785             1,352,111              857,964
   Class A ..................................................          1,243,969             1,804,831              905,746
 Cost of shares redeemed:
   Class C ..................................................        (11,738,912)          (10,347,694)          (5,655,506)
   Class A ..................................................        (19,354,048)          (14,439,347)          (4,646,079)
                                                                   -------------         -------------         ------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) .......................         (8,543,123)           25,155,527           23,577,335
                                                                   -------------         -------------         ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .....................        (13,559,408)           18,881,401           27,253,464
                                                                   -------------         -------------         ------------
NET ASSETS:
 Beginning of period ........................................         70,189,867            51,308,466           24,055,002
                                                                   -------------         -------------         ------------
 End of period ..............................................      $  56,630,459         $  70,189,867         $ 51,308,466
                                                                   =============         =============         ============
 (a) Transactions in capital stock were:
     Shares sold:
       Class C ..............................................            145,908             3,312,798            2,262,067
       Class A ..............................................            240,503             4,760,581            3,059,630
     Shares issued through reinvestment of distributions:
       Class C ..............................................             18,253               228,406              146,321
       Class A ..............................................             23,102               294,306              151,239
     Shares redeemed:
       Class C ..............................................           (230,284)           (1,811,343)            (957,471)
       Class A ..............................................           (364,142)           (2,431,929)            (770,873)
     Shares reduced by 1-for-10 reverse stock split:
       Class C ..............................................                 --            (4,814,150)                  --
       Class A ..............................................                 --            (6,645,230)                  --
                                                                   -------------         -------------         ------------
 Increase/(decrease) in shares outstanding ..................           (166,660)           (7,106,561)           3,890,913
                                                                   =============         =============         ============


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund's Class C shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                       Kelmoore Strategy(R) Fund -- Class C
                                            ----------------------------------------------------------------------------------------
                                             Ten Months
                                                Ended        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                            December 31,    February 28,   February 29,   February 28,   February 28,   February 28,
                                                2005*           2005           2004           2003           2002           2001
                                            ------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period .......  $  32.01         $  38.90      $  34.30       $  48.30       $  63.30       $  88.00
                                              --------         --------      --------       --------       --------       --------
 Income/(loss) from investment operations:
   Net investment income/(loss) ............     (0.23)            0.14         (0.40)         (0.70)         (0.80)         (0.70)
   Net realized and unrealized gain/(loss)
    on investments .........................      1.45            (2.70)         9.20          (9.80)         (8.80)         (9.90)
                                              --------         --------      --------       --------       --------       --------
    Total from investment operations .......      1.22            (2.56)         8.80         (10.50)         (9.60)        (10.60)
                                              --------         --------      --------       --------       --------       --------
 Less distributions from:
   Net investment income ...................        --            (0.13)           --             --             --             --
   Realized capital gains ..................     (2.93)              --         (4.20)         (0.10)         (0.40)        (14.10)
   Tax return of capital ...................        --            (4.20)           --          (3.40)         (5.00)            --
                                              --------         --------      --------       --------       --------       --------
    Total distributions ....................     (2.93)           (4.33)        (4.20)         (3.50)         (5.40)        (14.10)
                                              --------         --------      --------       --------       --------       --------
Net asset value, end of period .............  $  30.30         $  32.01      $  38.90       $  34.30       $  48.30       $  63.30
                                              ========         ========      ========       ========       ========       ========
Total return ...............................      4.09%(1)        (6.82)%       26.88%        (22.04)%       (16.00)%       (14.61)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $ 66,809         $ 89,996      $114,552       $ 85,166       $153,639       $177,870
 Ratio of expenses to average net assets:
   Before fee waivers ......................      2.88%(2)         2.66%         2.75%          2.74%          2.51%          2.41%
   After fee waivers .......................      2.75%(2)         2.66%         2.75%          2.74%          2.51%          2.41%
 Ratio of net investment income/(loss) to
  average net assets:
   Before fee waivers ......................     (0.95)%(2)        0.38%        (1.21)%        (1.74)%        (1.40)%        (0.89)%
   After fee waivers .......................     (0.82)%(2)        0.38%        (1.21)%        (1.74)%        (1.40)%        (0.89)%
 Portfolio turnover rate ...................    224.62%(1)       104.28%       153.30%        111.73%        133.04%        166.43%

------------------
 * The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
(1)  Not Annualized.
(2)  Annualized.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Strategy Fund's Class A shares for the past 5 years. Certain information reflects financial results for a single Strategy Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).


All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.


                                                                       Kelmoore Strategy(R) Fund -- Class A
                                              --------------------------------------------------------------------------------------
                                               Ten Months
                                                  Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                              December 31,   February 28,  February 29,   February 28,   February 28,   February 28,
                                                  2005*          2005          2004           2003           2002           2001
                                              ------------   ------------  ------------   ------------   ------------   ------------
Net asset value, beginning of period .......  $  33.94         $  40.70      $  35.50       $  49.40       $  64.10       $  88.40
                                              --------         --------      --------       --------       --------       --------
 Income/(loss) from investment operations:
   Net investment income/(loss) ............     (0.02)            0.45         (0.20)         (0.40)         (0.40)         (0.10)
   Net realized and unrealized gain/(loss)
    on investments .........................      1.55            (2.88)         9.60         (10.00)         (8.90)        (10.10)
                                              --------         --------      --------       --------       --------       --------
    Total from investment operations .......      1.53            (2.43)         9.40         (10.40)         (9.30)        (10.20)
                                              --------         --------      --------       --------       --------       --------
 Less distributions from:
   Net investment income ...................        --            (0.41)           --             --             --             --
   Realized capital gains ..................     (2.93)              --         (4.20)         (0.10)         (0.40)        (14.10)
   Tax return of capital ...................        --            (3.92)           --          (3.40)         (5.00)            --
                                              --------         --------      --------       --------       --------       --------
    Total distributions ....................     (2.93)           (4.33)        (4.20)         (3.50)         (5.40)        (14.10)
                                              --------         --------      --------       --------       --------       --------
Net asset value, end of period .............  $  32.54         $  33.94      $  40.70       $  35.50       $  49.40       $  64.10
                                              ========         ========      ========       ========       ========       ========
Total return+ ..............................      4.80%(1)        (6.16)%       27.70%        (21.31)%       (15.31)%       (14.05)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $ 78,885         $102,021      $116,842       $ 68,336       $110,452       $ 93,728
 Ratio of expenses to average net assets:
   Before fee waivers ......................      2.13%(2)         1.91%         2.00%          1.99%          1.76%          1.66%
   After fee waivers .......................      2.00%(2)         1.91%         2.00%          1.99%          1.76%          1.66%
 Ratio of net investment income/(loss) to
  average net assets:
   Before fee waivers ......................     (0.20)%(2)        1.13%        (0.46)%        (0.99)%        (0.65)%        (0.14)%
   After fee waivers .......................     (0.07)%(2)        1.13%        (0.46)%        (0.99)%        (0.65)%        (0.14)%
 Portfolio turnover rate ...................    224.62%(1)       104.28%       153.30%        111.73%        133.04%        166.43%

------------------
 * The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
 +   Total return calculation does not reflect sales load.
(1)  Not Annualized.
(2)  Annualized.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund's Class C shares since the Eagle Fund's inception on June 29, 2000. Certain information reflects financial results for a single Eagle Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                 Kelmoore Strategy(R) Eagle Fund -- Class C
                                             ----------------------------------------------------------------------------------
                                             Ten Months
                                                Ended       Year Ended    Year Ended   Year Ended    Year Ended    Period Ended
                                             December 31,  February 28,  February 29, February 28,  February 28,   February 28,
                                                2005**         2005          2004         2003          2002          2001*
                                             ------------  ------------  ------------ ------------  ------------   ------------
Net asset value, beginning of period .......  $  13.53        $  17.60     $  15.20      $  24.30      $  35.70      $ 100.00
                                              --------        --------     --------      --------      --------      --------
 Income/(loss) from investment operations:
   Net investment loss .....................     (0.24)          (0.17)       (0.30)        (0.50)        (0.80)        (1.00)#
   Net realized and unrealized gain/(loss)
    on investments .........................      0.32           (0.26)        5.90         (5.70)        (5.60)       (46.20)
                                              --------        --------     --------      --------      --------      --------
    Total from investment operations .......      0.08           (0.43)        5.60         (6.20)        (6.40)       (47.20)
                                              --------        --------     --------      --------      --------      --------
 Less distributions from:
   Realized capital gains ..................     (1.06)          (0.09)       (3.20)        (0.10)        (0.20)       (17.10)
   Tax return of capital ...................     (0.39)          (3.55)          --         (2.80)        (4.80)           --
                                              --------        --------     --------      --------      --------      --------
    Total distributions ....................     (1.45)          (3.64)       (3.20)        (2.90)        (5.00)       (17.10)
                                              --------        --------     --------      --------      --------      --------
Net asset value, end of period .............  $  12.16        $  13.53     $  17.60      $  15.20      $  24.30      $  35.70
                                              ========        ========     ========      ========      ========      ========
Total return ...............................      0.82%(1)       (2.08)%      40.39%       (26.12)%      (19.25)%      (55.26)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $ 92,341        $109,197     $ 75,201      $ 28,414      $ 20,475      $ 14,884
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.76%(2)        2.61%        3.00%         3.12%         2.99%         4.13%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.76%(2)        2.59%        3.00%         3.00%         2.99%         2.99%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (2.20)%(2)      (1.52)%      (2.46)%       (2.71)%       (2.68)%       (3.62)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (2.20)%(2)      (1.50)%      (2.46)%       (2.58)%       (2.68)%       (2.47)%(2)
   Portfolio turnover rate .................    139.09%(1)       29.90%      152.84%        87.97%       119.01%        83.44%(1)

------------------
 * Kelmoore Strategy Eagle Class C commenced operations on June 29, 2000. ** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
(1)  Not Annualized.
(2)  Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Eagle Fund's Class A shares since the Eagle Fund's inception on June 29, 2000. Certain information reflects financial results for a single Eagle Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                   Kelmoore Strategy(R) Eagle Fund -- Class A
                                             -------------------------------------------------------------------------------------
                                              Ten Months
                                                 Ended       Year Ended    Year Ended     Year Ended    Year Ended    Period Ended
                                             December 31,   February 28,  February 29,   February 28,  February 28,   February 28,
                                                2005**          2005          2004           2003          2002          2001*
                                             ------------   ------------  ------------   ------------  ------------   ------------
Net asset value, beginning of period .......  $  14.27        $  18.30      $  15.50      $  24.70      $  35.90      $ 100.00
                                              --------        --------      --------      --------      --------      --------
 Income/(loss) from investment operations:
   Net investment loss .....................     (0.17)          (0.08)        (0.20)        (0.30)        (0.40)        (0.70)#
   Net realized and unrealized gain/(loss)
    on investments .........................      0.37           (0.31)         6.20         (6.00)        (5.80)       (46.30)
                                              --------        --------      --------      --------      --------      --------
    Total from investment operations .......      0.20           (0.39)         6.00         (6.30)        (6.20)       (47.00)
                                              --------        --------      --------      --------      --------      --------
 Less distributions from:
   Realized capital gains ..................     (1.06)          (0.09)        (3.20)        (0.10)        (0.20)       (17.10)
   Tax return of capital ...................     (0.39)          (3.55)           --         (2.80)        (4.80)           --
                                              --------        --------      --------      --------      --------      --------
    Total distributions ....................     (1.45)          (3.64)        (3.20)        (2.90)        (5.00)       (17.10)
                                              --------        --------      --------      --------      --------      --------
Net asset value, end of period .............  $  13.02        $  14.27      $  18.30      $  15.50      $  24.70      $  35.90
                                              ========        ========      ========      ========      ========      ========
Total return+ ..............................      1.67%(1)       (1.71)%       42.38%       (26.09)%      (18.51)%      (55.04)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $136,899        $163,621      $ 91,612      $ 24,235      $ 22,965      $  8,411
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.00%(2)        1.86%         2.25%         2.37%         2.24%         3.38%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.00%(2)        1.84%         2.25%         2.25%         2.24%         2.24%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (1.45)%(2)      (0.77)%       (1.71)%       (1.96)%       (1.93)%       (2.87)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (1.45)%(2)      (0.75)%       (1.71)%       (1.83)%       (1.93)%       (1.72)%(2)
 Portfolio turnover rate ...................    139.09%(1)       29.90%       152.84%        87.97%       119.01%        83.44%(1)

------------------
 * Kelmoore Strategy Eagle Class A commenced operations on June 29, 2000. ** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
 +   Total return calculation does not reflect sales load.
(1)  Not Annualized.
(2)  Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund's Class C shares since the Liberty Fund's inception on December 26, 2000. Certain information reflects financial results for a single Liberty Fund Class C share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                  Kelmoore Strategy(R) Liberty Fund -- Class C
                                             -------------------------------------------------------------------------------------
                                              Ten Months
                                                 Ended      Year Ended    Year Ended     Year Ended    Year Ended    Period Ended
                                             December 31,  February 28,  February 29,   February 28,  February 28,   February 28,
                                                2005**         2005          2004           2003          2002          2001*
                                             ------------  ------------  ------------   ------------  ------------   ------------
Net asset value, beginning of period .......  $  53.70        $  60.30     $  53.10      $  75.00      $  89.30      $ 100.00
                                              --------        --------     --------      --------      --------      --------
 Income/(loss) from investment operations:
   Net investment loss .....................     (0.46)          (0.30)       (0.70)        (1.10)        (1.00)        (0.20)#
   Net realized and unrealized gain/(loss)
    on investments .........................     (0.04)          (0.05)       13.20        (15.20)        (3.10)       (10.00)
                                              --------        --------     --------      --------      --------      --------
    Total from investment operations .......     (0.50)          (0.35)       12.50        (16.30)        (4.10)       (10.20)
                                              --------        --------     --------      --------      --------      --------
 Less distributions from:
   Realized capital gains ..................     (2.86)          (3.20)       (5.30)        (3.90)       (10.20)        (0.50)
   Tax return of capital ...................     (0.79)          (3.05)          --         (1.70)           --            --
                                              --------        --------     --------      --------      --------      --------
    Total distributions ....................     (3.65)          (6.25)       (5.30)        (5.60)       (10.20)        (0.50)
                                              --------        --------     --------      --------      --------      --------
Net asset value, end of period .............  $  49.55        $  53.70     $  60.30      $  53.10      $  75.00      $  89.30
                                              ========        ========     ========      ========      ========      ========
Total return ...............................     (0.91)%(1)      (0.40)%      24.21%       (22.11)%       (5.00)%      (10.21)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $ 23,250        $ 28,745     $ 21,832      $ 11,509      $ 14,753      $  2,072
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      3.00%(2)        3.04%        3.11%         3.30%         4.53%        19.58%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      3.00%(2)        3.00%        3.00%         3.00%         3.00%         3.00%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (0.97)%(2)      (0.65)%      (1.67)%       (2.13)%       (3.57)%      (17.88)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (0.97)%(2)      (0.61)%      (1.56)%       (1.83)%       (2.04)%       (1.30)%(2)
 Portfolio turnover rate ...................    104.70%(1)       98.74%      193.32%       111.37%       131.62%        50.94%(1)

------------------
 *   Kelmoore Strategy Liberty Class C commenced operations on December 26,
     2000.
 ** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
(1)  Not Annualized.
(2)  Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           DECEMBER 31, 2005
================================================================================

The financial highlights table below is intended to help you understand the financial performance of the Liberty Fund's Class A shares since the Liberty Fund's inception on December 26, 2000. Certain information reflects financial results for a single Liberty Fund Class A share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund throughout the periods presented (assuming reinvestment of all dividends and distributions).

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                 Kelmoore Strategy(R) Liberty Fund -- Class A
                                            --------------------------------------------------------------------------------------
                                            Ten Months
                                               Ended        Year Ended     Year Ended    Year Ended    Year Ended    Period Ended
                                            December 31,   February 28,   February 29,  February 28,  February 28,   February 28,
                                               2005**          2005           2004          2003          2002          2001*
                                            ------------   ------------   ------------  ------------  ------------   ------------
Net asset value, beginning of period .......  $  55.67       $  61.80      $  53.90      $  75.60      $  89.40      $ 100.00
                                              --------       --------      --------      --------      --------      --------
 Income/(loss) from investment operations:
   Net investment income/(loss) ............     (0.11)          0.07         (0.30)        (0.60)        (0.50)        (0.10)#
   Net realized and unrealized gain/(loss)
    on investments .........................     (0.07)          0.05         13.50        (15.50)        (3.10)       (10.00)
                                              --------       --------      --------      --------      --------      --------
    Total from investment operations .......     (0.18)          0.12         13.20        (16.10)        (3.60)       (10.10)
                                              --------       --------      --------      --------      --------      --------
 Less distributions from:
   Realized capital gains ..................     (2.86)         (3.20)        (5.30)        (3.90)       (10.20)        (0.50)
   Tax return of capital ...................     (0.79)         (3.05)           --         (1.70)           --            --
                                              --------       --------      --------      --------      --------      --------
    Total distributions ....................     (3.65)         (6.25)        (5.30)        (5.60)       (10.20)        (0.50)
                                              --------       --------      --------      --------      --------      --------
Net asset value, end of period .............  $  51.84       $  55.67      $  61.80      $  53.90      $  75.60      $  89.40
                                              ========       ========      ========      ========      ========      ========
Total return+ ..............................     (0.28)%(1)      0.41%        25.19%       (21.65)%       (4.39)%      (10.11)%(1)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......  $ 33,381       $ 41,444      $ 29,477      $ 12,546      $ 12,039      $    736
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.25%(2)       2.29%         2.36%         2.55%         3.78%        18.83%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...      2.25%(2)       2.25%         2.25%         2.25%         2.25%         2.25%(2)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (0.21)%(2)      0.10%        (0.92)%       (1.38)%       (2.82)%      (17.13)%(2)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...     (0.21)%(2)      0.14%        (0.81)%       (1.08)%       (1.29)%       (0.55)%(2)
 Portfolio turnover rate ...................    104.70%(1)      98.74%       193.32%       111.37%       131.62%        50.94%(1)

------------------
 *   Kelmoore Strategy Liberty Class A commenced operations on December 26,
     2000.
 ** The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.
 +   Total return calculation does not reflect sales load.
(1)  Not Annualized.
(2)  Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005
================================================================================

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at December 31, 2005, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy Fund"), Kelmoore Strategy(R) Eagle Fund ("Eagle Fund") and Kelmoore Strategy(R) Liberty Fund ("Liberty Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks and to distribute those gains on a monthly basis. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of investment principal.

The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid-and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund currently intends to invest approximately 50% of the premiums generated from covered call option writing in put options.

As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options.

The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). Effective December 31, 2005, the Fund's fiscal year end changed from February 28 to December 31.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Fund's will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions in excess of a Fund's taxable income will be treated as a return of capital. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' intent is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no Federal income tax provisions have been recorded.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all funds generally are allocated among the funds in proportion to their average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the ten-months ended December 31, 2005 were as follows:

                                             Purchases            Sales
                                            ------------      ------------
Strategy Fund ..........................    $318,143,330      $373,869,476
Eagle Fund .............................     337,977,822       381,811,674
Liberty Fund ...........................      67,011,523        84,350,395

================================================================================
KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

Transactions in option contracts written for the ten-months ended December 31, 2005 were as follows:

                                                Strategy Fund                    Eagle Fund
                                         ----------------------------    ----------------------------
                                          Contracts        Premium        Contracts        Premium
                                         -----------    -------------    -----------    -------------
Outstanding at February 28, 2005 .....     2,988,800    $   4,202,265      2,213,100    $   2,446,855
Options written during period ........    16,082,000       24,124,450     21,734,400       31,418,269
Options exercised during period ......    (2,723,800)      (4,036,993)    (3,855,900)      (6,003,213)
Options expired during period ........    (1,422,100)      (1,152,199)    (3,443,100)      (2,237,167)
Options closed during period .........   (13,974,900)     (21,837,540)   (16,098,500)     (24,644,085)
                                         -----------    -------------    -----------    -------------
Outstanding at December 31, 2005 .....       950,000    $   1,299,983        550,000    $     980,659
                                         ===========    =============    ===========    =============

                                                                                Liberty Fund
                                                                         ----------------------------
                                                                          Contracts         Premium
                                                                         -----------     ------------
Outstanding at February 28, 2005 ...................................       1,027,200     $  1,300,353
Options written during period ......................................       1,444,600        2,097,793
Options exercised during period ....................................        (527,500)        (675,546)
Options expired during period ......................................        (674,700)        (550,721)
Options closed during period .......................................      (1,269,600)      (2,171,879)
                                                                          ----------     ------------
Outstanding at December 31, 2005 ...................................               0     $          0
                                                                          ==========     ============

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Adviser receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

Through April 30, 2006, the Adviser has agreed to waive advisory fees and/or reimburse expenses, so that the total operating expenses for the Strategy Fund will not exceed 2.00% for Class A shares and 2.75% for Class C shares, and the total operating expenses for the Eagle and Liberty Funds will not exceed 2.25% for Class A shares and 3.00% for Class C shares. Beginning May 1, 2006 through April 30, 2007, the Adviser has agreed to waive advisory fees and/or reimburse expenses (excluding extraordinary expenses and fees and expenses of Trustees who are deemed to not be "interested persons" of the Trust pursuant to section 2(a)(19) of the Investment Company Act of 1940), so that the total operating expenses for each of the Funds will not exceed 2.25% for Class A shares and 3.00% for Class C shares. Any waiver or reimbursement by the Adviser is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the ten-month period ended December 31, 2005, the Adviser recouped $21,317 and $30,545 of waived or reimbursed expenses related to the Eagle and Liberty Funds, respectively.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

At December 31, 2005, the balance of recoupable expenses for the Strategy, Eagle and Liberty Funds were as follows:

                                    2006       2007       2008          Total
                                  -------     ------    --------      --------
Strategy Fund ................    $     0       $0      $176,920      $176,920
Eagle Fund ...................    $     0       $0      $ 23,693      $ 23,693
Liberty Fund .................    $41,728       $0      $ 63,782      $105,510

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Adviser, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the ten-months ended December 31, 2005, the Strategy Fund reimbursed the Distributor $809,623 ($180,628 for Class A and $628,995 for Class C), the Eagle Fund reimbursed the Distributor $1,160,717 ($316,356 for Class A and $844,361 for Class C) and the Liberty Fund reimbursed the Distributor $302,575 ($81,852 for Class A and $222,723 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the ten-month period ended December 31, 2005, sales charges received by Kelmoore Investment Company Inc., as the Funds' distributor, were as follows:

Strategy Fund ....................................................  $  420,527
Eagle Fund .......................................................   1,216,708
Liberty Fund .....................................................     321,517

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Adviser in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Trustees. The Funds will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the ten-months ended December 31, 2005, the Funds have paid $1,586,403, $1,997,439 and $266,971 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Adviser. Unaffiliated brokers act as executing and clearing brokers for the Funds' transactions and are compensated by the Adviser for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Trust are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Prior to January 1, 2006, each Trustee who was not an affiliated person of the Adviser, PFPC Inc., or any affiliate thereof (each a "Disinterested

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

Trustee") received an annual retainer of $8,000 per year (payable in equal installments at the end of each quarter) plus reimbursement for certain travel and other out-of-pocket expenses related to attending such meetings. Effective January 1, 2006, each Disinterested Trustee receives an annual retainer of $12,000 per year ($22,000 in the case of the Chairman of the Board and $15,500 in the case of the Chairman of the Audit Committee). The annual retainer is payable in equal installments at the end of each quarter. Additionally, each Disinterested Trustee receives a fee of $1,500 for each meeting of the Board attended and a fee of $1,000 for each committee meeting attended that does not occur on the same day as a meeting of the Board. Each Disinterested Trustee receives reimbursement for certain travel and other out-of-pocket expenses related to attending such meetings. The Trust does not have any retirement, pension or other compensation plan for the Trustees.

NOTE 4 -- TAX DISCLOSURE

For Federal income tax purposes, the cost of securities owned at December 31, 2005 and the net realized gains or losses on securities sold for the period then ended were different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2005 for the Funds is as follows:

                              Federal        Net Unrealized     Appreciated        Depreciated
                             Tax Cost         Depreciation       Securities        Securities
                           ------------      --------------     -----------       -------------
Strategy Fund .........    $152,778,646      $  (8,877,346)     $3,054,377        $(11,931,723)
Eagle Fund ............     249,645,966        (19,733,510)      5,617,415         (25,350,925)
Liberty Fund ..........      53,376,473         (1,617,014)        395,006          (2,012,020)

Differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax-deferral of losses on wash sales.

At December 31, 2005, the Strategy Fund had capital loss carryforwards for Federal income tax purposes as follows:

Fund                     Capital Loss Carryforward     Year of Expiration
----                    ---------------------------   -------------------
Strategy .............          $71,464,398                   2009
                                 62,519,008                   2010
                                 19,872,287                   2012

Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. The tax character of dividends and distributions paid during the periods ended December 31, 2005 and February 28, 2005 was as follows:

                                 STRATEGY FUND


                                     Class C                   Class A                   Class C                  Class A
                                3/1/05 - 12/31/05         3/1/05 - 12/31/05         3/1/04 - 2/28/05          3/1/04 - 2/28/05
                             ----------------------    ----------------------    -----------------------   -----------------------
                              Dollars     Per Share     Dollars     Per Share      Dollars     Per Share     Dollars     Per Share
                             ----------   ---------    ----------   ---------    -----------   ---------   -----------   ---------
Ordinary Income ...........  $7,047,539     $ 2.93     $7,595,355     $ 2.93     $   407,971    $  0.13    $ 1,316,534   $  0.41
Return of Capital .........          --         --             --         --      12,938,013       4.20     12,310,604      3.92
                             ----------     ------     ----------     ------     -----------    -------    -----------   -------
Total .....................  $7,047,539     $ 2.93     $7,595,355     $ 2.93     $13,345,984    $  4.33    $13,627,138   $  4.33
                             ==========     ======     ==========     ======     ===========    =======    ===========   =======

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================


                                                                  EAGLE FUND

                                  Class C                   Class A                      Class C                  Class A
                             3/1/05 - 12/31/05         3/1/05 - 12/31/05            3/1/04 - 2/28/05          3/1/04 - 2/28/05
                          -----------------------   ------------------------     -----------------------   -----------------------
                            Dollars     Per Share      Dollars     Per Share       Dollars     Per Share     Dollars     Per Share
                          -----------   ---------   -----------    ---------     -----------   ---------   -----------   ---------
Ordinary Income ........  $ 8,433,761    $  1.06    $12,053,435     $  1.06      $   569,291    $  0.09    $   762,032    $  0.09
Return of Capital ......    3,095,173       0.39      4,423,585        0.39       20,708,105       3.55     27,719,132       3.55
                          -----------    -------    -----------     -------      -----------    -------    -----------    -------
Total ..................  $11,528,934    $  1.45    $16,477,020     $  1.45      $21,277,396    $  3.64    $28,481,164    $  3.64
                          ===========    =======    ===========     =======      ===========    =======    ===========    =======


                                                                 LIBERTY FUND

                                  Class C                   Class A                   Class C                  Class A
                             3/1/05 - 12/31/05         3/1/05 - 12/31/05         3/1/04 - 2/28/05          3/1/04 - 2/28/05
                          -----------------------   ------------------------     -----------------------   -----------------------
                            Dollars     Per Share      Dollars     Per Share       Dollars     Per Share     Dollars     Per Share
                          -----------   ---------   -----------    ---------     -----------   ---------   -----------   ---------
Ordinary Income ........  $ 1,488,189    $  2.86    $ 2,108,853     $  2.86      $ 1,508,883    $  3.20    $ 1,945,149    $  3.20
Return of Capital ......      410,108       0.79        581,148        0.79        1,400,851       3.05      1,805,882       3.05
                          -----------    -------    -----------     -------      -----------    -------    -----------    -------
Total ..................  $ 1,898,297    $  3.65    $ 2,690,001     $  3.65      $ 2,909,734    $  6.25    $ 3,751,031    $  6.25
                          ===========    =======    ===========     =======      ===========    =======    ===========    =======

As of December 31, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:


                                                                            Strategy Fund        Eagle Fund        Liberty Fund
                                                                            --------------      -------------      ------------
Capital loss carryforwards including straddle deferrals ...............     $ (153,895,224)     $    (794,881)     $     (2,890)
Post-October losses ...................................................         (2,323,614)        (1,379,047)       (5,614,058)
Unrealized appreciation/(depreciation) ................................         (8,877,346)       (19,733,510)       (1,617,014)
                                                                            --------------      -------------      ------------
Total Accumulated Losses ..............................................     $ (165,096,184)     $ (21,907,438)     $ (7,233,962)
                                                                            ==============      =============      ============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

NOTE 5 -- RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2005, the reclassifications were as follows:

                                                                                            Increase              Increase
                                                                       Decrease        Undistributed Net        Accumulated
                                                                   Paid-in Capital      Investment Loss      Net Realized Gains
                                                                   ---------------     -----------------     ------------------
Strategy Fund .................................................     $ (15,211,599)         $  568,705           $14,642,894
Eagle Fund ....................................................       (11,595,912)          3,694,767             7,901,145
Liberty Fund ..................................................        (2,105,194)            285,971             1,819,223

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    DECEMBER 31, 2005
================================================================================

NOTE 6 -- INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 7 -- OTHER MATTERS

Kelmoore Investment Company, Inc. ("Kelmoore"), each Fund's investment adviser, provides brokerage services to the Funds in connection with the Funds' equities and options transactions. The Enforcement Division of the Securities and Exchange Commission ("SEC") is conducting an investigation regarding brokerage commissions historically charged by Kelmoore in connection with the execution of options transactions for the Funds and related disclosures concerning these commissions. Kelmoore has cooperated with the SEC Staff's investigation by voluntarily producing documents and providing testimony in response to the Staff's requests. The SEC Staff's investigation is continuing. Kelmoore has been discussing the possible resolution of the matter with the SEC Staff but, as of February 24, 2006, no final resolution or agreement has been reached.

The Independent Trustees of the Funds also have cooperated with the SEC Staff's investigation by voluntarily providing documents and testimony, and have conducted their own review of the issues involved in the investigation. The Independent Trustees requested, and Kelmoore agreed to reimburse the Funds, the amount of $1,737,672 (payable to the Kelmoore Strategy(R) Fund ("KSF"), Kelmoore Strategy(R) Eagle Fund ("KSEF") and Kelmoore Strategy(R) Liberty Fund ("KSLF") in the amount of $803,080, $852,330 and $82,262, respectively) plus interest of $155,190 (payable to KSF, KSEF and KSLF in the amount of $71,722, $76,121, and $7,347, respectively), representing the cost savings realized by Kelmoore from the decrease in execution costs that were a component of the brokerage commissions paid to Kelmoore by the Funds during the period July 1, 2003 through December 31, 2004. The options commission rate charged by Kelmoore to the Funds was substantially reduced effective January 1, 2005, and was further reduced in November 2005. Kelmoore made a lump sum payment to the Funds of $1,481,200 (payable to KSF, KSEF and KSLF in the amount of $684,550, $726,530, and $70,120, respectively) on February 24, 2006, with the balance of $411,662 (attributable to KSF, KSEF and KSLF in the amount of $190,252, $201,921, and $19,489, respectively) plus interest to be reimbursed to the Funds over time by temporarily waiving a portion of Kelmoore's investment advisory fee charged to the Funds in the amount of 10 basis points (0.10%) starting with April accruals that are due May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Kelmoore Strategic Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund, and Kelmoore Strategy Liberty Fund (the "Funds"), at December 31, 2005, the results of each of their operations for the 10 months in the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2006

================================================================================

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED)                        DECEMBER 31, 2005
================================================================================

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2005, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or by going to the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED) - (CONTINUED)          DECEMBER 31, 2005
================================================================================

                        TRUSTEES AND EXECUTIVE OFFICERS


                                                                                     Number of
                                                                                   Portfolios in
                                 Term of Office                                    Fund Complex     Other Directorships/
Name, Age, Address and            and Length of       Principal Occupation(s)       Overseen by       Trusteeships Held
Position(s) with Trust            Time Served(1)        During Past 5 Years           Trustee            by Trustee(3)
------------------------------- ---------------- -------------------------------- -------------- --------------------------

                                                    DISINTERESTED TRUSTEES

Jeffrey Ira (50)                Since May 1999   Partner and Certified Public     Three          None
 2471 E. Bayshore Road                           Accountant, C.G. Uhlonberg
 Suite 501                                       LLP, a certified public
 Palo Alto, CA 94303                             accounting firm, from May
Chairman of the Board of                         1984 to present; and City
Trustees                                         Councilman, Redwood City,
                                                 CA, from November 1997 to
                                                 present.

Ignatius J. Panzica (62)        Since May 1999   Self-Employed from November      Three          None
 2471 E. Bayshore Road                           1997 to present (motorcycle
 Suite 501                                       parts).
 Palo Alto, CA 94303
Trustee

Stephen W. Player, Esq. (64)    Since May 1999   Associate Director of Planned    Three          None
 2471 E. Bayshore Road                           Giving, Stanford University,
 Suite 501                                       from August 2000 to present;
 Palo Alto, CA 94303                             Formerly, Attorney and
Trustee                                          Owner, Law Offices of
                                                 Stephen W. Player, from
                                                 March 1994 to August 2000.

Kenneth D. Treece (61)          Since May 1999   Chief Executive Officer, Oh to   Three          Director, Tiua, Inc., a
 2471 E. Bayshore Road                           Be Carefree, LLC, a                             company selling home
 Suite 501                                       commercial glass and door                       vacuum sealing equipment.
 Palo Alto, CA 94303                             company, from March 2004 to
Trustee                                          present; and Chief Executive
                                                 Officer, SBMC Corporation, a
                                                 precision sheet metal
                                                 producer, from May 1996 to
                                                 December 2003.

                                                     INTERESTED TRUSTEES(2)

Matthew Kelmon (37)             Since May 1999   Senior Executive Vice            Three          None
 2471 E. Bayshore Road                           President of Portfolio
 Suite 501                                       Management and Chief
 Palo Alto, CA 94303                             Investment Officer, Kelmoore
President and Chief Executive                    Investment Company, Inc.,
Officer, Trustee                                 from April 1994 to present.

================================================================================

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED) - (CONTINUED)          DECEMBER 31, 2005
================================================================================

                                                                                     Number of
                                                                                   Portfolios in
                              Term of Office                                       Fund Complex     Other Directorships/
Name, Age, Address and         and Length of        Principal Occupation(s)         Overseen by      Trusteeships Held
Position(s) with Trust         Time Served(1)         During Past 5 Years             Trustee           by Trustee(3)
--------------------------   ----------------   -------------------------------   --------------   ---------------------

                                          EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

Tamara Beth Wendoll (34)     Since May 1999     Senior Executive Vice             N/A              N/A
 2471 E. Bayshore Road                          President and Director of
 Suite 501                                      Marketing, Kelmoore
 Palo Alto, CA 94303                            Investment Company, Inc.,
Secretary                                       from March 1999 to present.

Catherine Wooledge (63)      Since August       General Counsel, Kelmoore         N/A              N/A
 2471 E. Bayshore Road       2004               Investment Company, Inc.,
 Suite 501                                      from September 2004 to
 Palo Alto, CA 94303                            present; Attorney in financial
Chief Legal Officer                             services private practice from
Chief Compliance Officer                        May 1998 to August 2004.

Shawn K. Young (40)          Since              Chief Financial Officer,          N/A              N/A
 2471 E. Bayshore Road       November           Kelmoore Investment
 Suite 501                   2005               Company, Inc., from
 Palo Alto, CA 94303                            December 1999 to present.
Treasurer

*The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life, until any mandatory retirement age adopted by the Trustees or until his/her successor is duly elected and qualified, the Trustee resigns, or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2) Mr. Kelmon is considered an "interested person" of the Trust because he is an employee and officer of the Adviser.


(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES

The Funds' Statement of Additional Information includes additional information about the Trust's Trustees and is available at no charge, upon request by calling 1-877-535-6667.

================================================================================
       For More Information
================================================================================

       ADMINISTRATOR, TRANSFER AGENT       COUNSEL
       AND FUND ACCOUNTING AGENT           Dechert LLP
       PFPC Inc.                           4675 MacArthur Court, Suite 1400
       760 Moore Road                      Newport Beach, CA 92660-8842
       King of Prussia, PA 19406
       (877) KELMOORE (535-6667)           INDEPENDENT REGISTERED PUBLIC
                                           ACCOUNTING FIRM
       CUSTODIAN                           PricewaterhouseCoopers LLP
       PFPC Trust Company                  3 Embarcadero Center
       The Eastwick Center                 San Francisco, CA 94111
       8800 Tinicum Boulevard
       Philadelphia, PA 19153


       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2471 E. Bayshore Road
       Suite 501
       Palo Alto, CA 94303














                       FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(R) FUNDS
                               CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ITEM 2. CODE OF ETHICS.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no substantive amendments or waivers to the code of ethics, during the period covered by this report.

A copy of the code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Jeffrey Ira, who serves on the registrant's audit committee, is qualified as an "audit committee financial expert," as defined by
Item 3 of Form N-CSR, and that Mr. Ira is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     The aggregate audit fees billed for each of the fiscal years ended December 31, 2005 and February 28, 2005 for professional services rendered by the principal accountant were $120,000 and $120,000, respectively.

(b)  Audit-Related Fees

     The aggregate fees billed for the fiscal years ended December 31, 2005 and February 28, 2005 for assurance and audit-related services by the principal accountant were $0 and $0, respectively.

(c)  Tax Fees

     The aggregate fees billed for the fiscal years ended December 31, 2005 and February 28, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $57,200 and $48,260, respectively.

     Tax fees relate to provision review, tax return review, consultation and review of straddle schedule, review excise distribution calculations, and form 1099 review.

(d)  All Other Fees

     The aggregate fees billed for the two fiscal years ended December 31, 2005 and February 28, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively.

(e) (1) The Audit Committee shall pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; PROVIDED, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also "independent" (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; provided, however, permissible non-audit services provided to a Fund need not be pre-approved if: (1) the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided; (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement; and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

          The Audit Committee shall pre-approve permissible non-audit services provided to the Trust's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides "ongoing" services to the Trust in the fund complex where the nature of the independent auditors' engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a "Control Entity"); PROVIDED, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, the pre-approval requirement for permissible non-audit services provided by the Trust's independent auditor to the adviser or a Control Entity may be waived if: (1) the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds' independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (2) the non-approved services were not recognized as non-audit services at the time of the engagement; and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

(e)  (2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable.

                    (c)  100%

                    (d)  Not applicable.

(f) Persons other than the principal accountant's full-time, permanent employees performed zero (0%) percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2005 and February 28, 2005 were $79,000 and $91,000, respectively.

(h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule I-Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees, since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                     Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     3/6/06
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     3/6/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Shawn K. Young
                           -----------------------------------------------------
                           Shawn K.Young, Treasurer
                           (principal financial officer)

Date     3/6/06
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.